Group statement of changes in equity - USD ($) $ in Millions	Total	Equity share capital [member]	Capital redemption reserve [member]	Shares held by employee share trusts [member]	Other reserves [member]	Fair value reserve [member]	Cash flow hedge reserves [member]	Currency translation reserve [member]	Retained earnings [member]	IHG shareholders' equity [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2018	$ (1,131)	$ 146	$ 10	$ (4)	$ (2,865)	$ 47	$ (4)	$ 420	$ 1,111	$ (1,139)	$ 8
Profit (Loss) for the year	386								385	385	1
Items that may be subsequently reclassified to profit or loss:
Gain (losses) on cash flow hedges	(34)						(34)			(34)
Costs of hedging	(6)						(6)			(6)
Hedging losses/(gains) reclassified to financial expenses	38						38			38
Exchange gains (losses) on retranslation of foreign operations	(39)							(39)		(39)
Total items that may be subsequently reclassified to profit or loss	(41)						(2)	(39)		(41)
Items that will not be reclassified to profit or loss:
Gains (Losses) on equity instruments classified as fair value through other comprehensive income	10					10				10
Re-measurement gains (losses) on defined benefit plans	(6)								(6)	(6)
Total items that will not be reclassified to profit or loss	4					10			(6)	4
Total other comprehensive income/(loss) for the year	(37)					10	(2)	(39)	(6)	(37)
Total comprehensive income (loss) for the year	349					10	(2)	(39)	379	348	1
Transfer of treasury shares to employee share trusts				(19)					19
Purchase of own shares by employee share trusts	(5)			(5)						(5)
Release of own shares by employee share trusts				23					(23)
Equity-settled share-based cost	41								41	41
Tax related to share schemes	4								4	4
Equity dividends paid	(722)								(721)	(721)	(1)
Transaction costs relating to shareholder returns	(1)								(1)	(1)
Exchange adjustments		5			(5)
Ending balance at Dec. 31, 2019	(1,465)	151	10	(5)	(2,870)	57	(6)	381	809	(1,473)	8
Profit (Loss) for the year	(260)								(260)	(260)
Items that may be subsequently reclassified to profit or loss:
Gain (losses) on cash flow hedges	3						3			3
Costs of hedging	(6)						(6)			(6)
Hedging losses/(gains) reclassified to financial expenses	(13)						(13)			(13)
Exchange gains (losses) on retranslation of foreign operations	(85)						(2)	(83)		(85)
Total items that may be subsequently reclassified to profit or loss	(101)						(18)	(83)		(101)
Items that will not be reclassified to profit or loss:
Gains (Losses) on equity instruments classified as fair value through other comprehensive income	(43)					(43)				(43)
Gains on equity instruments transferred to retained earnings on disposal						(3)			3
Re-measurement gains (losses) on defined benefit plans	(7)								(7)	(7)
Tax related to pension contributions	1								1	1
Total items that will not be reclassified to profit or loss	(49)					(46)			(3)	(49)
Total other comprehensive income/(loss) for the year	(150)					(46)	(18)	(83)	(3)	(150)
Total comprehensive income (loss) for the year	(410)					(46)	(18)	(83)	(263)	(410)
Transfer of treasury shares to employee share trusts				(14)					14
Release of own shares by employee share trusts				18					(18)
Equity-settled share-based cost	27								27	27
Tax related to share schemes	(1)								(1)	(1)
Exchange adjustments		5			(5)		(2)
Ending balance at Dec. 31, 2020	(1,849)	156	10	(1)	(2,875)	11	(24)	298	568	(1,857)	8
Profit (Loss) for the year	265								266	266	(1)
Items that may be subsequently reclassified to profit or loss:
Gain (losses) on cash flow hedges	(69)						(69)			(69)
Costs of hedging	2						2			2
Hedging losses/(gains) reclassified to financial expenses	96						96			96
Exchange gains (losses) on retranslation of foreign operations	18							18		18
Total items that may be subsequently reclassified to profit or loss	47						29	18		47
Items that will not be reclassified to profit or loss:
Gains (Losses) on equity instruments classified as fair value through other comprehensive income	14					14				14
Re-measurement gains (losses) on defined benefit plans	7								7	7
Tax related to pension contributions	1								1	1
Total items that will not be reclassified to profit or loss	22					14			8	22
Total other comprehensive income/(loss) for the year	69					14	29	18	8	69
Total comprehensive income (loss) for the year	334					14	29	18	274	335	(1)
Transfer of treasury shares to employee share trusts				(34)					34
Release of own shares by employee share trusts				13					(13)
Equity-settled share-based cost	39								39	39
Tax related to share schemes	2								2	2
Exchange adjustments		(2)			2
Ending balance at Dec. 31, 2021	$ (1,474)	$ 154	$ 10	$ (22)	$ (2,873)	$ 25	$ 5	$ 316	$ 904	$ (1,481)	$ 7